CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares $ / shares in Thousands	Jun. 30, 2020	Dec. 31, 2019
Preferred Shares - par value	$ 1	$ 1
Preferred Shares - shares authorized	25,000,000	25,000,000
Common Stock - par value	$ 5	$ 5
Common Stock - shares authorized	35,000,000	35,000,000
Common Stock - shares issued	19,194,615	19,015,721
Common Stock, Shares, Outstanding	18,781,082	19,015,721
Series C Preferred Stock [Member]
Preferred Shares - shares issued	2,000,000	2,000,000
Preferred Shares - shares outstanding	2,000,000	2,000,000
Series D Preferred Stock [Member]
Preferred Shares - shares issued	3,424,803	3,424,803
Preferred Shares - shares outstanding	3,424,803	3,424,803
Series E Preferred Stock [Member]
Preferred Shares - shares issued	4,600,000	4,600,000
Preferred Shares - shares outstanding	4,600,000	4,600,000
Series F Preferred Stock [Member]
Preferred Shares - shares issued	6,000,000	6,000,000
Preferred Shares - shares outstanding	6,000,000	6,000,000
Series G Preferred Stock [Member]
Preferred Shares - shares issued	2,615,000	2,625,000
Preferred Shares - shares outstanding	2,615,000	2,625,000